EQUITY (Details) - USD ($)	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Number Of Shares [Roll Forward]
Number of shares Outstanding	2,334,937	495,306	240,917
Number of warrant granted	0	1,839,575	254,389
Number of warrant forfeited	0	0	0
Number of warrant exercised	0	0	0
Number of shares Outstanding	2,334,937	2,334,937	495,306	240,917
Number Of Warrant Granted [Roll Forward]
Weighted Average Exercise Price, Outstanding	$ 8.12	$ 10.40	$ 8
Weighted Average Exercise Price Granted	0	7.46	12.64
Weighted Average Exercise Price Forfeited	0	0	0
Weighted Average Exercise Price Exercised	0	0	0
Weighted Average Exercise Price, Outstanding	$ 8.12	$ 8.12	$ 10.40	$ 8
Weighted Average Life [Roll Forward]
Weighted Average Life (years), Outstanding	3 years 6 months 18 days	4 years 3 months 21 days	4 years 2 months 23 days	4 years 9 months 29 days
Weighted Average Life (years), Granted		3 years 2 months 23 days	5 years